Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Preferred Stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income	Total
Beginning Balance, Shares at Dec. 31, 2012	12,524	5,613,495
Beginning Balance, Amount at Dec. 31, 2012	$ 12,524	$ 48,133	$ 31,478	$ 5,612	$ 97,747
Preferred stock repurchase, shares	(12,524)
Preferred stock repurchase	$ (12,524)				(12,524)
Cash dividends declared on Series A preferred stock			$ (734)		(734)
Cash dividends declared on common stock			(677)		(677)
Net earnings			$ 6,691		6,691
Change in accumulated other comprehensive income, net of tax				$ (6,784)	(6,784)
Ending Balance, Shares at Dec. 31, 2013	0	5,613,495
Ending Balance, Amount at Dec. 31, 2013	$ 0	$ 48,133	$ 36,758	$ (1,172)	83,719
Common stock repurchase, shares		(4,537)
Common stock repurchase		$ (82)			(82)
Cash dividends declared on common stock			$ (1,022)		(1,022)
Stock options exercised, Shares		3,630
Stock options exercised, Amount		$ 37			37
Net earnings			$ 9,388		9,388
Change in accumulated other comprehensive income, net of tax				$ 6,625	6,625
Ending Balance, Shares at Dec. 31, 2014	0	5,612,588
Ending Balance, Amount at Dec. 31, 2014	$ 0	$ 48,088	$ 45,124	5,453	98,665
Common stock repurchase, shares		(102,050)
Common stock repurchase		$ (1,917)			(1,917)
Cash dividends declared on common stock			(1,574)		(1,574)
Net earnings			9,633		9,633
Change in accumulated other comprehensive income, net of tax				57	57
Ending Balance, Shares at Dec. 31, 2015	0	5,510,538
Ending Balance, Amount at Dec. 31, 2015	$ 0	$ 46,171	$ 53,183	$ 5,510	$ 104,864